Other income (Tables)	12 Months Ended
Dec. 31, 2017
Other income.
Other income

	2017	2016	2015
	(€ in thousands)
Grant income	870	1,632	3,188
Rental income from property subleases	625	196	47
	1,495	1,828	3,235